Guarantor Financial Information - Condensed Consolidating Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements Captions [Line Items]
Services net sales	$ 598.6	$ 628.6	$ 638.2
Products net sales	384.9	420.9	441.9
Total net sales	983.5	1,049.5	1,080.1
Services cost of sales (exclusive of depreciation and amortization)	297.1	291.9	301.2
Products cost of sales (exclusive of depreciation and amortization)	226.2	230.9	236.3
Total cost of sales	619.0	631.5	653.3
Selling, general and administrative expenses (exclusive of depreciation and amortization)	209.8	199.2	290.5
Restructuring, impairment and other charges-net	5.4	4.4	4.8
Depreciation and amortization	43.3	41.7	40.7
Income from operations	106.0	172.7	90.8
Interest expense-net	11.7	1.1	1.5
Earnings (loss) before income taxes and equity in net income of subsidiaries	94.3	171.7	92.4
Income tax (benefit) expense	35.2	67.4	35.0
Earnings (loss) before equity in net income of subsidiaries	59.1	104.3	57.4
Investment and other income-net	0.0	(0.1)	(3.1)
Equity in net income of subsidiaries	0.0	0.0	0.0
Net earnings	59.1	104.3	57.4
Comprehensive income (loss)	66.1	124.3	(115.4)
Earnings before income taxes and equity in net income of subsidiaries	94.3	171.7	92.4
Eliminations
Condensed Income Statements Captions [Line Items]
Services net sales	(7.7)	(8.2)	(7.7)
Products net sales	(4.3)	(5.4)	(5.1)
Total net sales	(12.0)	(13.6)	(12.8)
Services cost of sales (exclusive of depreciation and amortization)	(7.1)	(7.2)	(6.9)
Products cost of sales (exclusive of depreciation and amortization)	(4.9)	(6.4)	(5.9)
Total cost of sales	(12.0)	(13.6)	(12.8)
Selling, general and administrative expenses (exclusive of depreciation and amortization)	0.0	0.0	0.0
Restructuring, impairment and other charges-net	0.0	0.0	0.0
Depreciation and amortization	0.0	0.0	0.0
Income from operations	0.0	0.0	0.0
Interest expense-net	0.0	0.0	0.0
Earnings (loss) before income taxes and equity in net income of subsidiaries	0.0	0.0	0.0
Income tax (benefit) expense	0.0	0.0	0.0
Earnings (loss) before equity in net income of subsidiaries	0.0	0.0	0.0
Investment and other income-net		0.0	0.0
Equity in net income of subsidiaries	(75.0)	(116.2)	(71.0)
Net earnings	(75.0)	(116.2)	(71.0)
Comprehensive income (loss)	(82.1)	(128.7)	104.7
Earnings before income taxes and equity in net income of subsidiaries	0.0	0.0	0.0
RR Donnelley Affiliates
Condensed Income Statements Captions [Line Items]
Services cost of sales (exclusive of depreciation and amortization)	37.8	40.4	39.3
Products cost of sales (exclusive of depreciation and amortization)	57.9	68.3	76.5
RR Donnelley Affiliates | Eliminations
Condensed Income Statements Captions [Line Items]
Services cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0
Products cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0
Parent
Condensed Income Statements Captions [Line Items]
Services net sales	0.0	0.0	0.0
Products net sales	0.0	0.0	0.0
Total net sales	0.0	0.0	0.0
Services cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0
Products cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0
Total cost of sales	0.0	0.0	0.0
Selling, general and administrative expenses (exclusive of depreciation and amortization)	0.0	0.0	0.0
Restructuring, impairment and other charges-net	0.0	0.0	0.0
Depreciation and amortization	0.0	0.0	0.0
Income from operations	0.0	0.0	0.0
Interest expense-net	11.7	0.0	0.0
Earnings (loss) before income taxes and equity in net income of subsidiaries	(11.7)	0.0	0.0
Income tax (benefit) expense	(4.3)	0.0	0.0
Earnings (loss) before equity in net income of subsidiaries	(7.4)	0.0	0.0
Investment and other income-net		0.0	0.0
Equity in net income of subsidiaries	66.5	104.3	57.4
Net earnings	59.1	104.3	57.4
Comprehensive income (loss)	66.1	124.3	(115.4)
Earnings before income taxes and equity in net income of subsidiaries	(11.7)	0.0	0.0
Parent | RR Donnelley Affiliates
Condensed Income Statements Captions [Line Items]
Services cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0
Products cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0
Guarantor Subsidiaries
Condensed Income Statements Captions [Line Items]
Services net sales	502.2	530.2	529.7
Products net sales	350.4	381.8	396.3
Total net sales	852.6	912.0	926.0
Services cost of sales (exclusive of depreciation and amortization)	236.0	230.7	237.3
Products cost of sales (exclusive of depreciation and amortization)	207.0	208.8	208.8
Total cost of sales	535.9	545.8	559.3
Selling, general and administrative expenses (exclusive of depreciation and amortization)	176.8	168.1	254.7
Restructuring, impairment and other charges-net	4.8	3.5	2.5
Depreciation and amortization	38.6	37.3	36.1
Income from operations	96.5	157.3	73.4
Interest expense-net	0.0	1.1	1.5
Earnings (loss) before income taxes and equity in net income of subsidiaries	96.5	156.2	74.9
Income tax (benefit) expense	38.5	63.8	31.1
Earnings (loss) before equity in net income of subsidiaries	58.0	92.4	43.8
Investment and other income-net		0.0	(3.0)
Equity in net income of subsidiaries	8.5	11.9	13.6
Net earnings	66.5	104.3	57.4
Comprehensive income (loss)	73.5	124.3	(115.4)
Earnings before income taxes and equity in net income of subsidiaries	96.5	156.2	74.9
Guarantor Subsidiaries | RR Donnelley Affiliates
Condensed Income Statements Captions [Line Items]
Services cost of sales (exclusive of depreciation and amortization)	35.6	38.1	36.9
Products cost of sales (exclusive of depreciation and amortization)	57.3	68.2	76.3
Non-guarantor Subsidiaries
Condensed Income Statements Captions [Line Items]
Services net sales	104.1	106.6	116.2
Products net sales	38.8	44.5	50.7
Total net sales	142.9	151.1	166.9
Services cost of sales (exclusive of depreciation and amortization)	68.2	68.4	70.8
Products cost of sales (exclusive of depreciation and amortization)	24.1	28.5	33.4
Total cost of sales	95.1	99.3	106.8
Selling, general and administrative expenses (exclusive of depreciation and amortization)	33.0	31.1	35.8
Restructuring, impairment and other charges-net	0.6	0.9	2.3
Depreciation and amortization	4.7	4.4	4.6
Income from operations	9.5	15.4	17.4
Interest expense-net	0.0	0.0	0.0
Earnings (loss) before income taxes and equity in net income of subsidiaries	9.5	15.5	17.5
Income tax (benefit) expense	1.0	3.6	3.9
Earnings (loss) before equity in net income of subsidiaries	8.5	11.9	13.6
Investment and other income-net		(0.1)	(0.1)
Equity in net income of subsidiaries	0.0	0.0	0.0
Net earnings	8.5	11.9	13.6
Comprehensive income (loss)	8.6	4.4	10.7
Earnings before income taxes and equity in net income of subsidiaries	9.5	15.5	17.5
Non-guarantor Subsidiaries | RR Donnelley Affiliates
Condensed Income Statements Captions [Line Items]
Services cost of sales (exclusive of depreciation and amortization)	2.2	2.3	2.4
Products cost of sales (exclusive of depreciation and amortization)	$ 0.6	$ 0.1	$ 0.2